TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
Schedule of trade accounts receivable by type of customer

	December 31, 2023	December 31, 2022

Domestic customers
Third parties	1,785,157	1,915,745
Related parties (Note 11) (1)	45,650	99,608

Foreign customers
Third parties	5,049,609	7,612,768

(-) Expected credit losses	(31,962)	(21,109)
	6,848,454	9,607,012

(1)The balance refers to transactions with Ibema Companhia Brasileira de Papel.

Schedule of trade accounts receivable by maturity	Breakdown of trade accounts receivable by maturity

	December 31, 2023	December 31, 2022

Current	5,904,402	8,652,376
Overdue
Up to 30 days	644,644	777,150
From 31 to 60 days	57,395	74,253
From 61 to 90 days	97,639	54,784
From 91 to 120 days	40,533	20,975
From 121 to 180 days	34,708	18,945
From 181 days	69,133	8,529
	6,848,454	9,607,012

Schedule of rollforward of expected credit losses, trade accounts receivable	Roll-forward of expected credit losses

	December 31, 2023	December 31, 2022

Opening balance	(21,109)	(34,763)
Additions	(38,775)	(5,228)
Reversals	3,573	3,576
Write-offs	24,230	12,355
Exchange rate variations	119	2,951
Closing balance	(31,962)	(21,109)